UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Net Parent Investment [Member] Predecessor [Member]	AOCI Attributable to Parent [Member] Predecessor [Member]	AOCI Attributable to Parent [Member] Successor [Member]	Total [Member] Predecessor [Member]	Total [Member] Successor [Member]	Class A Common Stock [Member] Successor [Member]	Class C Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member] Successor [Member]
Balance — December 31, 2022 (As Restated) at Dec. 31, 2021	$ 20,155	$ 56		$ 20,211
Net income	(1,671)			(1,671)
Stock-based compensation	647			647
Parent’s common shares issued for CXApp earnout	3,697			3,697
Taxes paid related to net share settlement of restricted stock units	(104)			(104)
Net investments from parent	6,444			6,444
Cumulative translation adjustment		(189)		(189)
Balance — December 31, 2022 (As Restated) at Mar. 31, 2022	29,168	(133)		29,035
Balance — December 31, 2021 at Dec. 31, 2021	20,155	56		20,211
Balance — December 31, 2022 (As Restated) at Dec. 31, 2022	22,236	1,155		23,391
Net income	(4,380)			(4,380)
Stock-based compensation	158			158
Net investments from parent	8,680			8,680
Cumulative translation adjustment		(28)		(28)
Balance — December 31, 2022 (As Restated) at Mar. 14, 2023	$ 26,694	$ 1,127		$ 27,821	$ (7,135)	$ 1		$ 1,607	$ (8,743)
Ending balance, shares at Mar. 14, 2023						7,034,999
Net income					2,758				2,758
Stock-based compensation					2			2
Shares issued in connection with Business Combination					69,928		$ 1	69,927
Shares issued in connection with Business Combination, shares						1,547,700	5,487,300
Balance — December 31, 2022 (As Restated) at Mar. 31, 2023					$ 65,553	$ 1	$ 1	$ 71,536	$ (5,985)
Ending balance, shares at Mar. 31, 2023						8,582,699	5,487,300